Classification of Current and Non-current	12 Months Ended
Mar. 31, 2026
Corporate information and statement of IFRS compliance [abstract]
Classification of Current and Non-current

27. Classification of Current and Non-current

As of March 31, 2025

			(In millions of yen)
	Collection or settlement period
	12 months or less	Over 12 months	Total
Assets
Cash and cash equivalents	369,811	—	369,811
Guarantee deposits	244,229	—	244,229
Call loans	63,000	—	63,000
Accounts receivable	141,054	—	141,054
Loans and advances to customers	794,538	1,133,069	1,927,607
Securities	225,867	849,881	1,075,748
Other financial assets	19,372	3,758	23,130
Property and equipment	—	14,493	14,493
Right-of-use assets	—	14,799	14,799
Intangible assets	—	65,672	65,672
Goodwill	—	15,157	15,157
Investment accounted for using the equity method	—	1,012	1,012
Deferred tax assets	—	49,392	49,392
Other assets	5,742	31,259	37,001
Total assets	1,863,613	2,178,492	4,042,105

Liabilities
Deposits	2,371,052	14,887	2,385,939
Accounts payable	949,396	1	949,397
Income tax payables	6,477	—	6,477
Borrowings	201,978	197,600	399,578
Other financial liabilities	34,203	4	34,207
Provisions	3,662	3,379	7,041
Lease liabilities	2,739	9,358	12,097
Deferred tax liabilities	—	377	377
Other liabilities	22,610	651	23,261
Total liabilities	3,592,117	226,257	3,818,374

As of March 31, 2026

			(In millions of yen)
	Collection or settlement period
	12 months or less	Over 12 months	Total
Assets
Cash and cash equivalents	363,083	—	363,083
Guarantee deposits	74,139	—	74,139
Call loans	40,014	—	40,014
Accounts receivable	150,372	—	150,372
Loans and advances to customers	1,045,113	1,467,738	2,512,851
Securities	344,867	1,391,968	1,736,835
Other financial assets	29,324	2,969	32,293
Property and equipment	—	14,879	14,879
Right-of-use assets	—	12,175	12,175
Intangible assets	—	66,466	66,466
Goodwill	—	15,157	15,157
Investments accounted for using the equity method	—	12,762	12,762
Deferred tax assets	—	107,275	107,275
Other assets	6,668	31,043	37,711
Total assets	2,053,580	3,122,432	5,176,012

Liabilities
Deposits	2,935,149	17,346	2,952,495
Accounts payable	1,122,338	—	1,122,338
Income tax payables	13,073	—	13,073
Borrowings	391,681	173,275	564,956
Other financial liabilities	47,793	323	48,116
Provisions	3,412	3,991	7,403
Lease liabilities	2,322	7,227	9,549
Deferred tax liabilities	—	206	206
Other liabilities	26,701	414	27,115
Total liabilities	4,542,469	202,782	4,745,251